UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.

	Villere Balanced Fund Schedule of Investments at November 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 64.0%
	Air Transportation: 2.5%
72,000	PHI, Inc. *1	$1,278,000
	Ambulatory Health Care Services: 5.4%
48,200	Quest Diagnostics, Inc.	2,792,708
	Apparel Manufacturing: 2.4%
58,000	Carter's, Inc. *	1,261,500
	Clothing & Clothing Accessories Stores: 3.1%
82,800	Collective Brands, Inc. *	1,601,352
	Computer & Electronic Products: 10.2%
664,500	ION Geophysical Corp. *	3,614,880
36,700	Varian Medical Systems, Inc. *	1,715,358
		5,330,238
	Credit Intermediation & Related Activities: 10.6%
37,000	Cullen/Frost Bankers, Inc.	1,776,740
95,000	Euronet Worldwide, Inc. *	2,017,800
41,000	JPMorgan Chase & Co.	1,742,090
		5,536,630
	Food Manufacturing: 6.2%
70,000	Flowers Foods, Inc.	1,602,300
27,000	The J.M. Smucker Co.	1,595,160
		3,197,460
	Machinery: 7.5%
185,350	3D Systems Corp. *	2,025,876
85,500	Gulf Island Fabrication, Inc.	1,880,145
		3,906,021
	Oil & Gas Extraction: 4.5%
56,000	Pioneer Natural Resources Co.	2,315,600
	Other Information Services: 4.9%
295,500	NIC, Inc.	2,559,030
	Professional, Scientific & Technical Services: 6.7%
138,500	EPIQ Systems, Inc. *	1,793,575
125,000	Luminex Corp. *	1,712,500
		3,506,075
	TOTAL COMMON STOCKS
	(Cost $29,412,570)	33,284,614

	CONVERTIBLE PREFERRED STOCK: 5.2%
	Credit Intermediation & Related Activities: 5.2%
3,200	Bank of America Corp., 7.250%, convertible until 12/31/2049	2,728,000
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $1,867,825)	2,728,000

Principal Amount
	CORPORATE BONDS: 28.7%
	Air Transportation: 1.5%
	PHI, Inc.,
$800,000	7.125%, 04/15/2013	771,000
	Building Material, Garden Equipment & Supplies Dealers: 4.1%
	The Home Depot, Inc.,
2,000,000	5.400%, 03/01/2016	2,134,994
	Chemical Manufacturing: 3.7%
	Du Pont E.I. De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	1,091,724
	Pfizer, Inc.,
700,000	6.200%, 03/15/2019	808,112
		1,899,836
	Computer & Electronic Products: 0.5%
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	273,476
	Credit Intermediation & Related Activities: 10.3%
	BB&T Corp.,
1,000,000	4.900%, 06/30/2017	990,473
	Countrywide Home Loans, Inc.,
750,000	4.000%, 03/22/2011	766,400
	First Union National Bank NA,
2,000,000	7.800%, 08/18/2010	2,092,524
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	526,737
	Whitney National Bank,
1,150,000	5.875%, 04/01/2017	978,377
		5,354,511
	Food Manufacturing: 0.8%
	Kraft Foods, Inc.,
400,000	5.250%, 10/01/2013	429,522
	Furniture & Related Products: 3.0%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/2014	1,549,175
	Insurance Carriers & Related Activities: 1.4%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	749,998
	Management of Companies & Enterprises: 0.4%
	Goldman Sachs Group, Inc.,
200,000	6.875%, 01/15/2011	212,196
	Rail Transportation: 0.3%
	CSX Transportation, Inc.,
125,000	7.770%, 04/01/2010	127,567
	Rental & Leasing Services: 1.5%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	792,841
	Securities & Other Financial Services: 0.5%
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	268,278
	Transportation Equipment: 0.7%
	General Dynamics Corp.,
300,000	5.375%, 08/15/2015	339,635
	TOTAL CORPORATE BONDS
	(Cost $14,403,233)	14,903,029

Shares
	SHORT-TERM INVESTMENTS: 5.3%
	Money Market Funds: 5.3%
	Federated Treasury Obligation Fund Trust Shares
2,578,867	0.013% ^	2,578,867
	Fidelity Money Market Portfolio Select Class
202,458	0.215% ^	202,458
		2,781,325
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,781,325)	2,781,325

	TOTAL INVESTMENTS IN SECURITIES: 103.2%
	(Cost $48,464,953)	53,696,968
	Liabilities in Excess of Other Assets: (3.2)%	(1,646,600)
	TOTAL NET ASSETS: 100.0%	$52,050,368

*	Non-income producing security.
1	A portion of the security is considered illiquid.
^	7-day yield

	The cost basis of investments for federal income tax purposes at November 30, 2009 was as follows+:

	Cost of investments	$48,464,953
	Gross unrealized appreciation	7,381,967
	Gross unrealized depreciation	(2,149,952)
	Net unrealized appreciation	$5,232,015

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Exposure at November 30, 2009 (Unaudited)

Villere Balanced Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	$5,536,630	$-	$-	$5,536,630
Health Care & Social Assistance	2,792,708	-	-	2,792,708
Information	2,559,030	-	-	2,559,030
Manufacturing	13,695,219	-	-	13,695,219
Mining	2,315,600	-	-	2,315,600
Professional, Scientific & Technical	3,506,075	-	-	3,506,075
Retail Trade	1,601,352	-	-	1,601,352
Transportation & Warehousing	1,278,000	-	-	1,278,000
Total Common Stocks	33,284,614	-	-	33,284,614
Convertible Preferred Stock	-
Finance & Insurance	2,728,000	-	-	2,728,000
Total Convertible Preferred Stock	2,728,000	-	-	2,728,000
Fixed Income
Finance & Insurance	-	6,372,786	-	6,372,786
Management of Companies & Enterprises	-	212,196	-	212,196
Manufacturing	-	4,491,645	-	4,491,645
Real Estate Rental & Leasing	-	792,841	-	792,841
Retail Trade	-	2,134,994	-	2,134,994
Transportation & Warehousing	-	898,567	-	898,567
Total Fixed Income	-	14,903,029	-	14,903,029
Short-Term Investments	2,781,325	-	-	2,781,325
Total Investments in Securities	$38,793,939	$14,903,029	$-	$53,696,968

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   January 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   January 18, 2010

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   January 27, 2010

* Print the name and title of each signing officer under his or her signature.